Debt Securities Available for Sale - AFS debt securities in a continuous unrealized loss position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale
Less than 12 months Fair Value	$ 2,743,002	$ 3,396,378
Less than 12 months Gross Unrealized Losses	11,032	7,003
12 months or more Fair Value	2,647,359	6,998,793
12 months or more Gross Unrealized Losses	28,785	202,304
Total Fair Value	5,390,361	10,395,171
Total Gross Unrealized Losses	39,817	209,307
US Treasury Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	2,439,114	3,189,007
Less than 12 months Gross Unrealized Losses	9,798	4,188
12 months or more Fair Value	452,784	2,607,276
12 months or more Gross Unrealized Losses	808	36,343
Total Fair Value	2,891,898	5,796,283
Total Gross Unrealized Losses	10,606	40,531
Obligations of U.S. Government sponsored entities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	9,973	14,847
Less than 12 months Gross Unrealized Losses	4	46
12 months or more Fair Value	99,846	318,271
12 months or more Gross Unrealized Losses	107	3,454
Total Fair Value	109,819	333,118
Total Gross Unrealized Losses	111	3,500
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Available-for-sale
Less than 12 months Fair Value		0
Less than 12 months Gross Unrealized Losses		0
12 months or more Fair Value		6,742
12 months or more Gross Unrealized Losses		184
Total Fair Value		6,742
Total Gross Unrealized Losses		184
Collateralized Mortgage Obligations - Federal agencies
Debt Securities, Available-for-sale
Less than 12 months Fair Value	114,603	66,652
Less than 12 months Gross Unrealized Losses	537	489
12 months or more Fair Value	310,315	587,869
12 months or more Gross Unrealized Losses	7,016	27,913
Total Fair Value	424,918	654,521
Total Gross Unrealized Losses	7,553	28,402
Mortgage Backed Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	179,312	125,872
Less than 12 months Gross Unrealized Losses	693	2,280
12 months or more Fair Value	1,784,414	3,478,635
12 months or more Gross Unrealized Losses	20,854	134,410
Total Fair Value	1,963,726	3,604,507
Total Gross Unrealized Losses	$ 21,547	$ 136,690